Banking Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.56%	11.70%		11.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.13%	4.27%		5.19%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.10%	3.05%		4.36%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	2.73%		3.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.24%	4.04%		5.47%